Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
11.	INTANGIBLE ASSETS, NET

	Computer software	Right-of-use Platform	Customer base	Technical know-how	Security Surveillance system	Intelligent Cloud Platform	Assets under construction - Cash Management Systems	Total
Cost
At December 31, 2022	$887,745	$673,029	$1,042,110	$499,344	$1,360,898	$3,000,000	$194,495	$7,657,621
Additions	21,137	-	-	-	200,101	1,590,546	-	1,811,784
Impairment of intangible assets	-	(542,463)	(185,594)	-	-	(2,985,494)	-	(3,713,551)
Exchange differences	10,340	(15,907)	(26,956)	(13,232)	(36,775)	(472)	(413)	(83,415)
At December 31, 2023	$919,222	$114,659	$829,560	$486,112	$1,524,224	$1,604,580	$194,082	$5,672,439
Additions	123,122	-	-	-	-	-	-	123,122
Impairment of intangible assets	-	-	-	-	-	-	(188,797)	(188,797)
Exchange differences	(1,724)	(3,176)	(22,972)	(13,462)	(42,210)	(469)	(5,285)	(89,298)
At December 31, 2024	$1,040,620	$111,483	$806,588	$472,650	$1,482,014	$1,604,111	$-	$5,517,466

Accumulated amortization
At December 31, 2022	$767,168	$50,477	$405,868	$28,405	$612,560	$-	$-	$1,864,478
Amortization charged for the year	53,859	65,753	312,268	55,501	103,162	403,051	-	993,594
Exchange differences	9,573	(1,571)	(11,865)	(950)	(16,599)	(471)	-	(21,883)
As December 31, 2023	$830,600	$114,659	$706,271	$82,956	$699,123	$402,580	$-	$2,836,189
Amortization charged for the year	60,190	-	81,147	54,600	104,673	133,515	-	434,125
Exchange differences	(2,107)	(3,176)	(20,789)	(3,125)	(20,947)	(3,655)	-	(53,799)
As December 31, 2024	$888,683	$111,483	$766,629	$134,431	$782,849	$532,440	$-	$3,216,515

Net book value
At December 31, 2023	$88,622	$-	$123,289	$403,156	$825,101	$1,202,000	$194,082	$2,836,250
At December 31, 2024	$151,937	$-	$39,959	$338,219	$699,165	$1,071,671	$-	$2,300,951

The Company recognized impairment loss on the cash management related intangible assets of $188,797 during the year ended December 31, 2024. The Company recognized impairment loss on the robots-related intangible assets of $3,713,551 during the year ended December 31, 2023.